Consolidated Statements of Income and Comprehensive Income - Symon (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenue:
Products	$ 19,185,359	$ 17,050,285	$ 16,763,058
Professional services	6,277,549	6,988,313	6,580,350
Maintenance and content services	17,065,483	16,787,892	16,367,113
Total Revenue	42,528,391	40,826,490	39,710,521
Cost of Revenue:
Products	11,581,070	10,034,866	8,916,616
Professional services	4,352,611	4,729,414	4,618,217
Maintenance and content services	2,507,840	2,430,888	2,443,698
Total Cost of Revenue	18,441,521	17,195,168	15,978,531
Gross Profit	24,086,870	23,631,322	23,731,990
Operating expenses:
Research and development	2,103,078	1,994,581	2,489,844
Sales and marketing	7,760,739	7,474,354	8,212,914
General and administrative	7,693,398	6,740,205	7,728,410
Depreciation and amortization	1,111,948	1,369,747	2,279,096
Total operating expenses	18,669,163	17,578,887	20,710,264
Operating income	5,417,707	6,052,435	3,021,726
Interest and other expense	(66,467)	(212,262)	(385,234)
Income before income taxes	5,351,240	5,840,173	2,636,492
Income tax expense	1,860,190	1,913,881	871,061
Net income	3,491,050	3,926,292	1,765,431
Foreign currency translation adjustments	2,187	(42,826)	14,320
Total comprehensive income	$ 3,493,237	$ 3,883,466	$ 1,779,751
Common Class L [Member]
Operating expenses:
Basic and dilutive net income per share (in Dollars per share)	$ 3.49	$ 3.93	$ 1.77
Weighted average shares used in computing basic and dilutive net income per share (in Shares)	1,000,000	1,000,000	1,000,000
Common Class A [Member]
Operating expenses:
Weighted average shares used in computing basic and dilutive net income per share (in Shares)	82,778	82,778	96,666